Due to banks and correspondents	12 Months Ended
Dec. 31, 2025
Banks And Correspondents [Abstract]
Due to banks and correspondents
12.
Due to banks and correspondents
(a)
This caption is comprised of the following:

	2025	2024
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	1,781,905	1,756,687
Promotional credit lines (c)	1,975,589	2,090,825
Loans received from foreign entities (d)	3,223,243	3,304,169
Loans received from Peruvian entities	122,777	332,165
	7,103,514	7,483,846
Interest and commissions payable	62,500	78,211
	7,166,014	7,562,057
By term -
Short term	4,494,185	3,586,376
Long term	2,671,829	3,975,681
Total	7,166,014	7,562,057

(b)
As of December 31, 2025, the balance mainly includes repurchase agreements whereby Interbank receives a debt in Soles for approximately S/1,331,905,000, and delivers securities of its investment portfolio as guarantees. In relation to these transactions, Interbank delivered as guarantee Peruvian Sovereign Bonds, recorded as restricted investments at amortized cost, see Note 5(d). These transactions have maturities between January 2026 and April 2026 and accrue interest at effective rates between 4.51 and 4.75 percent. These transactions generated interest payable for approximately S/9,147,000 (as of December 31, 2024, it included repurchase agreements whereby Interbank received a debt in Soles for approximately S/1,632,915,000, and delivered as guarantee Peruvian Sovereign Bonds, recorded as restricted investments at amortized cost, see Note 5(d) with maturities between January 2025 and March 2025 and accrued interest at effective rates between 5.16 and 5.46 percent. These transactions generated interest payable for approximately S/13,489,000).

Additionally, as of December 31, 2025, these include currency repurchase agreements under which Interbank receives a debt in Soles for approximately S/450,000,000 and delivers US dollars to the BCRP (for an amount equivalent to that received). The US dollars delivered are recorded as restricted funds, see Note 4(d). As of December 31, 2025, these obligations have maturities between January and April 2026 and accrue interest at an effective rate between 0.70 and 0.92 percent; these operations generated accrued interest payable of approximately S/933,000.

Additionally, as of December 31, 2024, it included portfolio repurchase operations of loans represented by securities, under which Interbank received a debt in Soles for approximately S/123,772,000 (S/123,857,000 including interest). As of December 31, 2025, Interbank did not have these types of operations.

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (“COFIDE”) and Fondo Mivivienda (“FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2025, COFIDE’s loans accrued interest at an effective annual rate in foreign currency that fluctuated between 5.81 percent and 10.14 percent, and have maturities between December 2029 and October 2034 (as of December 31, 2024, they accrued, in foreign currency, an effective annual interest rate that fluctuated between 5.81 percent and 11.11 percent, and had maturities between December 2029 and October 2034).

As of December 31, 2025, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.00 percent and 8.30 percent, and maturities between January 2026 and July 2050 and in foreign currency of 7.75 percent and maturities between January 2026 and November 2028 (as of December 31, 2024, accrued in local currency, an effective annual interest rate between 5.00 and 8.30 percent, and maturities between January 2025 and July 2053, and in foreign currency, 7.75 percent and maturities between January 2025 and November 2028).

(d)
As of December 31, 2025 and 2024, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2025	2024
			S/(000)	S/(000)
Standard Chartered London	United Kingdom	2026	1,055,140	1,055,140
Caixabank S.A. Barcelona	Spain	2027 / 2025	454,005	169,380
China Development Bank Hong Kong Branch	China	2027	336,300	376,400
Citigroup Global Markets Inc.	United States of America	2026	289,867	289,867
Bank of America NA San Francisco Branch (Note 10(b))	United States of America	2027	269,040	—
Sumitomo Mitsui Banking	Japan	2026	235,410	263,480
BMO Capital Markets Corp.	Canada	2026/2025	232,047	188,200
Bank of China Ltd Grand Cayman Branch (Note 10(b))	Grand Cayman	2027	168,150	—
Wells Fargo Bank Na New York Branch	United States of America	2026	100,890	—
Bank J. Safra Sarasin	Switzerland	2026 / 2025	82,394	77,162
Standard Chartered Bank Hong Kong Ltd.	China	2025	—	263,480
Banco del Estado de Chile, Note 10(b)	Chile	2025	—	244,660
Banco Bilbao Vizcaya Argentaria NY Branch, Note 10(b)	Spain	2025	—	188,200
Commerzbank Ag Frankfurt	Germany	2025	—	75,280
Standard Chartered Bank NY, Note 10(b)	United States of America	2025	—	75,280
Citibank NA New York	United States of America	2025	—	37,640
			3,223,243	3,304,169

During the year 2025, the operations with foreign entities accrued an average interest rate between 6-month Term SOFR plus 0.55 percent and 6-month Term SOFR plus 1.70 percent, 3-month Term SOFR plus 0.50 percent and 3-month Term SOFR plus 1.30 percent and Daily SOFR plus 1.30 percent, and annual fixed rates that fluctuate between 4.43 percent and 7.51 percent (between 6-month Term SOFR plus 0.60 percent and 6-month Term SOFR plus 1.99 percent, 3-month Term SOFR plus 0.70 percent and 3-month Term SOFR plus 1.90 percent and Daily SOFR plus 1.30 percent, and annual fixed rates that fluctuate between 5.16 percent and 7.51 percent during the year 2024).

(e)
As of December 31, 2025 and 2024, maturities are the following:

Year	2025	2024
	S/(000)	S/(000)
2025	—	3,586,376
2026	4,494,185	1,787,212
2027	967,111	517,521
2028	135,919	139,910
2029 onwards	1,568,799	1,531,038
Total	7,166,014	7,562,057